Shareholders’ Equity	12 Months Ended
Sep. 30, 2025
Shareholders’ Equity [Abstract]
Shareholders’ Equity

12. Shareholders’ Equity

Ordinary shares

The Company was incorporated under the laws of the BVI as an exempt company with limited liability on January 2, 2024. It is authorized to issue 25,000 Series A Preferred Shares and 25,000 Ordinary Shares, with no par value each.

After the reorganization as disclosed in Note 1, there are 11,250,000 ordinary shares issued and outstanding. The issuance of these shares is considered part of the Reorganization of the Company, which was retroactively applied as if the transaction occurred at the beginning of first period presented.

On July 8, 2025, the Company completed its initial public offering on NASDAQ, under the ticker symbol “ANPA”. Under this offering, 1,250,000 ordinary shares were issued at a price of $4.00 per share. The Company received net proceeds of $2,956,006 from the offering after deducting underwriting discounts and offering expenses of $2,043,994 from the gross proceeds of $5,000,000.